FAIR VALUE MEASUREMENTS - Change in the Fair Value of the Warrant Liabilities (Detail) - Level 3 - Recurring	3 Months Ended
Mar. 31, 2021 USD ($)
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	$ 13,882,167
Change in valuation inputs or other assumptions	1,836,968
Fair value as of March 31, 2021	16,753,881
Warrants | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	1,034,746
Public Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	44,730,000
Change in valuation inputs or other assumptions	856,261
Fair value as of March 31, 2021	6,075,072
Public Warrants | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	488,811
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	9,152,167
Change in valuation inputs or other assumptions	908,707
Fair value as of March 31, 2021	10,678,809
Private Placement Warrants | Over-allotment option
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Initial measurement	$ 545,935